Bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Bank loans
Schedule of bank loans

The movement is presented below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	65,793	55,000	95,000

New loans	50,000	18,019	55,000
Payments	(65,793)	(7,197)	(95,000)
Exchange difference	—	(29)	—

Final balance	50,000	65,793	55,000